THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 16, 2011

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [X]; Amendment Number: 3
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sandell Asset Management Corp.
Address:       40 West 57th Street, 26th Floor
               New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Gashler
Title:         General Counsel
Phone:         212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler        New York, New York         May 24, 2011
     -------------------        ------------------         ------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $50,315 (thousands)

List of Other Included Managers:

     None.


                                               FORM 13F
QTR ENDED: 3/31/10                                                                        (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  SANDELL ASSET MANAGEMENT
                                                    ------------------------

COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
--------                   --------     --------  --------        --------        --------     --------          --------
                           TITLE OF                VALUE    SHRS or   SH/  PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION    MANAGERS    SOLE     SHARED     NONE
--------------             --------      -----    --------  -------  ---   ---- ----------    --------     ----     ------     ----
AIRGAS INC                   COM       009363102   34,100    536,000 SH           SOLE                     536,000   -         -
ALLEGHENY ENERGY INC         COM       017361106   16,215    705,000 SH           SOLE                     705,000   -         -

                                   Value Total:   $50,315

                                   Entry Total:         2
